Document and Entity Information	6 Months Ended
Sep. 30, 2012
Document and Entity Information
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Entity Registrant Name	Stevia First Corp.
Entity Central Index Key	0001438943
Entity Filer Category	Smaller Reporting Company

CONDENSED BALANCE SHEETS (Unaudited) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Current Assets:
Cash	$ 533,490	$ 532,206	$ 10,596
Security deposit	2,500	1,500
Prepaid Expense	96,586	1,200	862
Advance payment on related party lease, current	124,992
Total Current Assets	757,568	534,906	11,458
Advance payment on related party lease, net of current portion	72,925
Total Assets	830,493	534,906	11,458
Current Liabilities
Accounts payable and accrued liabilities	28,322	79,763	8,148
Accounts Payable - Related Party	2,428	10,920	1,000
Notes Payable	0	196,800	81,800
Accrued Interest	13,233	19,130	5,772
Total Current Liabilities	43,983	306,613	96,720
Notes Payable, Convertible, long term	875,000	450,000
Less discount	(142,909)	(172,476)
Notes Payable, Convertible, long term, net of discount	732,091	277,524
Total liabilities	776,074	584,137	96,720
Stockholders' Equity (Deficit)
Common stock	53,839	51,650	51,450
Unvested, issued common stock	(180,000)
Additional paid-in-capital	2,797,372	1,330,634	(26,450)
Deficit accumulated during the development stage	(2,616,792)	(1,431,515)	(110,262)
Total stockholders' equity (deficit)	54,419	(49,231)	(85,262)
Total liabilities and stockholders' equity (deficit)	$ 830,493	$ 534,906	$ 11,458

CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	525,000,000	525,000,000	525,000,000
Common stock, shares issued	53,839,008	51,650,000	51,650,000
Common stock, shares outstanding	53,839,008	51,650,000	51,450,000

CONDENSED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		57 Months Ended	63 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Sep. 30, 2012
Revenue
Operating expenses:
General and administrative	797,939	75,160	1,083,586	79,863	1,127,402	1,137	1,129,180	2,466,457
Rent and other related party costs	39,517	6,548	66,450	9,548				88,498
Research & development			89,090					89,090
Leasehold Impairment Expense					38,091		38,091
Mineral Properties					0	0	12,228
Professional fees					120,437	25,582	205,920
Related Party Rent					8,500	0	8,500
Related Party Consulting Fee					6,000	5,000	11,000
Total operating expenses	837,456	81,708	1,239,126	89,411				2,644,045
Loss from operations	(837,456)	(81,708)	(1,239,126)	(89,411)	(1,300,430)	(31,719)	(1,404,919)	(2,644,045)
Other expenses
Foreign currency translation	(301)		(202)		(2,523)		(2,523)	(2,725)
Interest expense	(28,016)	(2,651)	(52,953)	(3,888)	(18,300)	(3,556)	(24,073)	(77,026)
Gain on settlement of debt	0		107,004					107,004
Net loss	$ (865,773)	$ (84,359)	$ (1,185,277)	$ (93,299)	$ (1,321,253)	$ (35,275)	$ (1,431,515)	$ (2,616,792)
Loss per share - basic and diluted (in dollars per share)	$ (0.02)	$ 0	$ (0.02)	$ 0	$ (0.03)	$ 0
Weighted Average Number of Common Shares Outstanding (in shares)	52,625,421	51,450,000	52,291,978	51,450,000	51,451,096	51,450,000

CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During Exploration Stage	Unvested Issued Common Stock [Member]	Total
Balance, amount at Jun. 30, 2007	$ 0	$ 0	$ 0	$ 0	$ 0
Balance, shares at Jun. 30, 2007	0
Stock Issued During Period, Shares, New Issues	31,500,000
Stock Issued During Period, Value, New Issues	31,500	(27,000)			4,500
Dec. 18, 2007 - Subscribed for cash at $0.001, shares	11,200,000
Dec. 18, 2007 - Subscribed for cash at $0.001, value	11,200	(3,200)			8,000
Jan. 18, 2008 - Subscribed for cash at $0.001, shares	8,750,000
Jan. 18, 2008 - Subscribed for cash at $0.001, value	8,750	3,750			12,500
Net loss			(8,583)		(8,583)
Balance, amount at Mar. 31, 2008	51,450	(26,450)	(8,583)		16,417
Balance, shares at Mar. 31, 2008	51,450,000
Net loss			(38,112)		(38,112)
Balance, amount at Mar. 31, 2009	51,450	(26,450)	(46,695)		(21,695)
Balance, shares at Mar. 31, 2009	51,450,000
Net loss			(28,292)		(28,292)
Balance, amount at Mar. 31, 2010	51,450	(26,450)	(74,987)		(49,987)
Balance, shares at Mar. 31, 2010	51,450,000
Net loss			(35,275)		(35,275)
Balance, amount at Mar. 31, 2011	51,450	(26,450)	(110,262)		(85,262)
Balance, shares at Mar. 31, 2011	51,450,000
Stock Issued During Period, Shares, Issued for Cash	200,000
Stock Issued During Period, Value, Issued for Cash	200	199,800			200,000
Fair value of beneficial conversion feature of convertible notes		177,404
Stock based compensation		979,880			979,880
Net loss			(1,321,253)		(1,321,253)
Balance, amount at Mar. 31, 2012	51,650	1,330,634	(1,431,515)		(49,231)
Balance, shares at Mar. 31, 2012	51,650,000
Stock Issued During Period, Shares, Issued for Cash	425,000
Stock Issued During Period, Value, Issued for Cash	425	424,575			425,000
Stock Issued During Period, Value, Conversion of Convertible Securities	214,008
Stock Issued During Period, Shares, Conversion of Convertible Securities	214	106,790			107,004
Common stock issued to employees and director, unvested value	700,000
Common stock issued to employees and director, unvested shares	700	188,300		(180,000)	9,000
Stock based compensation		572,923			572,923
Exercised stock option for cash at $0.10, shares	850,000				(850,000)
Exercised stock option for cash at $0.10, value	850	174,150			175,000
Net loss			(1,185,277)		(1,185,277)
Balance, amount at Sep. 30, 2012	$ 53,839	$ 2,797,372	$ (2,616,792)	$ (180,000)	$ 54,419
Balance, shares at Sep. 30, 2012	53,839,008

CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) (Parenthetical) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2008	Mar. 31, 2012
Per Share Of Subscribed For Cash	$ 1	$ 0.0001	$ 1

CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended		12 Months Ended		57 Months Ended	63 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Sep. 30, 2012
Operating activities
Net loss	$ (1,185,277)	$ (93,299)	$ (1,321,253)	$ (35,275)	$ (1,431,515)	$ (2,616,792)
Adjustments to reconcile net loss to net cash
Loan				5,000	5,000	5,000
Stock based compensation	581,923		979,880		979,880	1,561,803
Gain on settlement of debt	(107,004)					(107,004)
Amortization of debt discount	29,567		4,928		4,928	34,495
Prepaid expense	(95,386)	(2,765)	(338)	(862)	(1,200)	(96,586)
Advance payment on related party lease	(197,917)					(197,917)
Accrued interest	11,311	3,875	13,358	3,555	19,130	30,441
Accounts payable - related party	(8,493)	5,548	9,921		10,921	2,428
Accounts payable and accrued liabilities	88,560	30,564	71,614	1,462	74,762	163,322
Net cash used in operating activities	(882,716)	(56,077)	(241,890)	(26,120)	(338,094)	(1,220,810)
Financing activities
Loans from third party	425,000	100,000	565,000	35,000	646,800	1,071,800
Proceeds from exercise of options	35,000					60,000
Shares subscribed for cash	425,000		200,000		225,000	625,000
Net cash provided by financing activities	885,000	100,000	765,000	35,000	871,800	1,756,800
Investing activities
Security deposit	(1,000)		(1,500)		(1,500)	(2,500)
Net cash used in investing activities	(1,000)		(1,500)		(1,500)	(2,500)
Net increase (decrease) in cash	1,284	43,923	521,610	8,880	532,206	533,490
Cash and cash equivalent - beginning of period	532,206	10,596	10,596	1,716
Cash and cash equivalent - end of period	533,490	54,519	532,206	10,596	532,206	533,490
Cash paid during the period for:
Interest
Income taxes
Non-cash activities:
Loan (expenses paid on behalf of the Company by third party)				5,000	5,000	5,000
Cancellation of payable applied to option exercise price	140,000					140,000
Issuance of common stock upon conversion of notes payable and accrued interest	107,004		177,404		177,404	107,004
Fair value of beneficial conversion feature of convertible notes						$ 177,404

BUSINESS AND BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Nature and Continuance Of Operations:
NATURE AND CONTINUANCE OF OPERATIONS

1. BUSINESS AND BASIS OF PRESENTATION

Stevia First Corp. (the “Company”, “we”, “us”, or “our”) formerly Legend Mining Inc., was incorporated under the laws of the State of Nevada on June 29, 2007. During the period from July 1, 2007 (inception) to June 30, 2011, the Company commenced operations by issuing shares and acquiring a mineral property located in the Province of Saskatchewan, Canada. The Company was unable to keep the mineral claim in good standing due to lack of funding, and accordingly its interest in it has expired. On October 10, 2011, the Company completed a merger with its wholly-owned subsidiary, Stevia First Corp., whereby it changed its name from “Legend Mining Inc.” to “Stevia First Corp.” In connection with a related change in management, the addition of key personnel, and the lease of property for laboratory and office space in California, the Company is now pursuing its new business as an agricultural biotechnology company engaged in the cultivation and harvest of stevia leaf and the development of stevia products. The Company has not produced any revenues and is considered a development stage company. The Company's fiscal year end is March 31.

Going Concern

These financial statements have been prepared on a going concern basis, which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The Company has incurred losses since inception resulting in an accumulated deficit of $2,616,792 as at September 30, 2012, and further losses are anticipated in the development of its business, raising substantial doubt about the Company's ability to continue as a going concern. The condensed financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management believes that it has sufficient cash to fund operations for at least one year. Management intends to finance operating costs over the next twelve months with existing cash on hand, loans and private placements of equity or debt securities. There is no assurance that the Company will be able to obtain further loans, or that the Company will be able to raise sufficient funds through private placements or otherwise.

Basis of Presentation

The unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (the “U.S.”) for interim financial information and with the instructions to Securities and Exchange Commission (“SEC”) Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the U.S. for complete financial statements. The unaudited condensed financial statements contain all normal recurring accruals and adjustments that, in the opinion of the Company’s management, are necessary to present fairly the condensed financial position of the Company as of September 30, 2012, the unaudited condensed results of its operations for the three and six months ended September 30, 2012 and 2011, and the unaudited condensed cash flows for the six months ended September 30, 2012 and 2011.

1.  BUSINESS AND BASIS OF OPERATIONS

Stevia First Corp. (the “Company”, “we”, “us” or “our”) formerly Legend Mining Inc., was incorporated under the laws of the State of Nevada on June 29, 2007. During the period from July 1, 2007 (inception) to June 30, 2011, the Company commenced operations by issuing shares and acquiring a mineral property located in the Province of Saskatchewan, Canada. The Company was unable to keep the mineral claim in good standing due to lack of funding, and accordingly its interest in it has expired. On October 10, 2011, the Company completed a merger with its wholly-owned subsidiary, Stevia First Corp., whereby it changed its name from “Legend Mining Inc.” to “Stevia First Corp.” In connection with a related change in management, the addition of key personnel, and the lease of property for laboratory and office space in California, the Company is now pursuing its new business as an agricultural biotechnology company engaged in the cultivation and harvest of stevia leaf and the development of stevia products.  The Company has not produced any revenues and is considered a development stage company.  The Company's fiscal year end is March 31.

Going Concern

These financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.  The Company has incurred losses since inception resulting in an accumulated deficit of $1,431,515 as at March 31, 2012, and further losses are anticipated in the development of its business raising substantial doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management believes that it has sufficient cash to fund operations for at least one year. Management intends to finance operating costs over the next twelve months with existing cash on hand, loans and private placements of equity or debt securities. There is no assurance that the Company will be able to obtain further loans, or that the Company will be able to raise sufficient funds through private placements or otherwise.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Summary Of Significant Accounting Policies:
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

It is management's opinion that all adjustments necessary for the fair statement of the results for the interim period have been made. All adjustments are of normal recurring nature, or a description is included in these notes of the nature and amount of any adjustments other than normal recurring adjustments.

Fair Value of Financial Instruments

The carrying value of cash and accounts payable and accrued liabilities approximates their fair value because of the short maturity of these instruments. Unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Income Taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are recognized for the estimated tax consequences attributable to differences between the financial statement carrying values and their respective income tax basis (temporary differences). The effect on deferred income tax assets and liabilities of a change in tax rates is recognized as income (loss) in the period that includes the enactment date.

Stock-Based Compensation

The Company periodically issues stock options and warrants to employees and non-employees in capital raising transactions, for services and for financing costs. The Company accounts for share-based payments under the guidance as set forth in the Share-Based Payment Topic of the FASB Accounting Standards Codification (“ASC”), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees, officers, directors, and consultants, including employee stock options, based on estimated fair values. The Company estimates the fair value of share-based payment awards to employees and directors on the date of grant using an option-pricing model, and the value of the portion of the award that is ultimately expected to vest is recognized as expense over the required service period in the Company's Statements of Operations. The Company accounts for stock option and warrant grants issued and vesting to non-employees in accordance with the authoritative guidance whereas the value of the stock compensation is based upon the measurement date as determined at either a) the date at which a performance commitment is reached, or b) the date at which the necessary performance to earn the equity instruments is complete. Stock-based compensation is based on awards ultimately expected to vest and is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, as necessary, in subsequent periods if actual forfeitures differ from those estimates.

Basic and Diluted Loss Per Share

The Company computes loss per share in accordance with ASC 260, “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

As of September 30, 2012, the Company has no potential dilutive instruments and accordingly basic loss and diluted loss per share are the same. Options to acquire 3,050,000 shares of common stock and 1,193,773 common shares issuable under convertible note agreements at September 30, 2012 have been excluded from the calculation at September 30, 2012 as the effect would have been anti-dilutive. The company has also excluded 663,333 shares of common stock that were issued but unearned from its calculation at September 30, 2012 (see Note 5).

Recent Accounting Pronouncements

The Company’s management has evaluated the recently issued accounting pronouncements through the date of this report and has determined that their adoption will not have a material impact on the financial position, results of operations, or cash flows of the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

It is management's opinion that all adjustments necessary for the fair statement of the results for the interim period have been made. All adjustments are of normal recurring nature, or a description is included in these notes of the nature and amount of any adjustments other than normal recurring adjustments.

Fair Value of Financial Instruments

The carrying value of cash and accounts payable and accrued liabilities approximates their fair value because of the short maturity of these instruments. Unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Income Taxes

The Company follows the liability method of accounting for income taxes.  Under this method, deferred income tax assets and liabilities are recognized for the estimated tax consequences attributable to differences between the financial statement carrying values and their respective income tax basis (temporary differences). The effect on deferred income tax assets and liabilities of a change in tax rates is recognized as income (loss) in the period that includes the enactment date.

Stock-Based Compensation

The Company periodically issues stock options and warrants to employees and non-employees in capital raising transactions, for services and for financing costs. The Company accounts for share-based payments under the guidance as set forth in the Share-Based Payment Topic of the FASB Accounting Standards Codification (“ASC”), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees, officers, directors, and consultants, including employee stock options, based on estimated fair values. The Company estimates the fair value of share-based payment awards to employees and directors on the date of grant using an option-pricing model, and the value of the portion of the award that is ultimately expected to vest is recognized as expense over the required service period in the Company's Statements of Operations. The Company accounts for stock option and warrant grants issued and vesting to non-employees in accordance with the authoritative guidance whereas the value of the stock compensation is based upon the measurement date as determined at either a) the date at which a performance commitment is reached, or b) the date at which the necessary performance to earn the equity instruments is complete. Stock-based compensation is based on awards ultimately expected to vest and is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, as necessary, in subsequent periods if actual forfeitures differ from those estimates.

Basic and Diluted Loss Per Share

The Company computes loss per share in accordance with ASC 260, “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period.  Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

As of March 31, 2012, the Company has no potential dilutive instruments and accordingly basic loss and diluted loss per share are the same. Options to acquire 2,100,000 shares of common stock at March 31, 2012 and 786,058 common shares issuable under convertible note agreements have been excluded from the calculation at March 31, 2012 as the effect would have been anti-dilutive.

Recent Accounting Pronouncements

The Company’s management has evaluated the recently issued accounting pronouncements through the date of this report and has determined that their adoption will not have a material impact on the financial position, results of operations, or cash flows of the Company.

NOTES PAYABLE	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Notes Payable:
NOTES PAYABLE

3. NOTES PAYABLE

From inception through March 31, 2012, the Company issued 11 separate unsecured promissory notes with an aggregate principal amount of $196,800. Each of the unsecured promissory notes was payable upon demand and bore interest at 6.0% per annum.

On May 25, 2012, the Company entered into Note Exchange Agreements (each, “Note Exchange Agreement”) with each of two holders of an aggregate of the eleven outstanding promissory notes issued by the Company, pursuant to which the outstanding principal, totaling $196,800, and accrued but unpaid interest, totaling $17,208, under all such promissory notes was canceled in exchange for the Company’s issuance to such holders of shares of the Company’s common stock at a conversion rate of $1.00 per share. At the closing under the Note Exchange Agreements on May 25, 2012, the Company issued an aggregate of 214,800 shares of its common stock to the two holders of such promissory notes. As the market price of the Company’s stock at the date of the exchange was less than the conversion rate, the Company recognized a gain from the settlement of the debt of $107,400 on the Company’s accompanying statement of operations for the six months ended September 30, 2012.

3. NOTES PAYABLE

From inception through March 31, 2012, the Company issued 11 separate unsecured promissory notes with an aggregate principal amount of $196,800. Each of the unsecured promissory notes was payable upon demand and bore interest at 6.0% per annum.

CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Convertible Notes Payable:
CONVERTIBLE NOTES PAYABLE

4. CONVERTIBLE NOTES PAYABLE

On February 7, 2012, the Company entered into a Subscription Agreement (the “Subscription Agreement”) with one investor, pursuant to which such investor irrevocably agreed to purchase $1,250,000 in common stock and convertible debentures from us over a twelve month period beginning on March 1, 2012. Under the Subscription Agreement, the investor agreed to purchase an aggregate of 625,000 shares of common stock and convertible debentures with an aggregate principal amount of $625,000 in five tranches, for proceeds to us of $250,000 per tranche, convertible into a total of 693,774 shares of our common stock at prices ranging from $0.65 to $1.25. The conversion price of the common stock underlying each of the convertible debentures is subject to adjustment upon a reclassification or other change in our outstanding common stock and certain distributions to all holders of our common stock. As of March 31, 2012, the Company had received $200,000 in proceeds attributable to the issuance of convertible debentures under the Subscription Agreement. On May 22, 2012, the Company received proceeds for the issuance of convertible debentures with an aggregate principal amount of $425,000, which was the remaining balance due under the Subscription Agreement (in addition to $425,000 from the issuance of its common shares - see Note 5). Each convertible debenture bears interest at the rate of 6.0% per annum, payable semi-annually in arrears on June 30 and December 31 of each year. Interest accrued in aggregate for these convertible debentures as of September 30, 2012, was $25,308. As of September 30, 2012, $625,000 of these convertible debentures were outstanding. If the outstanding principal on all of those convertible debentures were converted into common shares, as of September 30, 2012, the holders thereof would receive 1,193,773 shares of common stock.

During the period ended September 30, 2012, the conversion price of notes issued was greater the market value of our common stock as of the date of issuance. As such, the Company did not recognize any beneficial conversion feature upon issuance. In the prior years, the Company had issued convertible notes where the market price of our common shares was in excess of the conversion price, creating a beneficial conversion feature of $177,404 upon issuance. The beneficial conversion feature was recorded as a discount to the notes payable and is being amortized over the life of the notes, the balance of which was $172,476 at March 31, 2012. During the period ended September 30, 2012, the Company recognized interest expense of $29,567 relating to the amortization of this discount, resulting in an unamortized balance of $142,909 as of September 30, 2012.

4.  CONVERTIBLE NOTES PAYABLE

On February 7, 2012, the Company entered into a Subscription Agreement (the “Subscription Agreement”) with one investor, pursuant to which such investor irrevocably agreed to purchase $1,250,000 in common stock and convertible debentures from us over a twelve month period beginning on March 1, 2012. Under the Subscription Agreement, the investor agreed to purchase an aggregate of 625,000 shares of common stock and convertible debentures with an aggregate principal amount of $625,000 in five tranches, for proceeds to us of $250,000 per tranche, convertible into a total of 693,774 shares of our common stock at prices ranging from $0.65 to $1.25. The conversion price of the common stock underlying each of the convertible debentures is subject to adjustment upon a reclassification or other change in our outstanding common stock and certain distributions to all holders of our common stock. As of March 31, 2012, the Company had received $200,000 in proceeds attributable to the issuance of convertible debentures under the Subscription Agreement. Each convertible debenture bears interest at the rate of 6.0% per annum, payable semi-annually in arrears on June 30 and December 31 of each year. Interest accrued in aggregate for these convertible debentures as of March 31, 2012, was $19,130. As of March 31, 2012, $450,000 of these convertible debentures were outstanding. If the outstanding principal on all of those convertible debentures were converted into common shares, as of March 31, 2012, the holders thereof would receive 786,058 shares of common stock.

EQUITY	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Equity:
EQUITY

5. EQUITY

Common stock

During the six months ended September 30, 2012, the Company sold 425,000 shares of its common stock for proceeds of $425,000 under a Subscription Agreement with one investor (See Note 4).

2012 Stock Incentive Plan

The Company has adopted a stock option and incentive plan (the “2012 Stock Incentive Plan”). Pursuant to the terms of the 2012 Stock Incentive Plan, the exercise price for all equity awards issued under the 2012 Stock Incentive Plan is based on the market price per share of the Company’s common stock on the date of grant of the applicable award..

On May 14, 2012 one consultant exercised an option to purchase 100,000 shares of the Company’s common stock at an exercise price of $0.10. On August 31, 2012 one consultant exercised an option to purchase 250,000 shares of the Company’s common stock at an exercise price of $0.10. On September 3, 2012 500,000 options were exercised by two consultants in exchange for $140,000 in fees owed pursuant to their six months consulting service agreement.

In July and August 2012, the Company issued an aggregate of 700,000 shares of its common stock to employees and a director of the Company vesting over a period ranging from 16 months to 60 months from the date of grant under the Company's 2012 Stock Incentive Plan. These shares of common stock issued to employees and a director were valued based upon the trading prices of the Company’s stock at the dates of grant for an aggregate fair value of $189,000. As the shares were issued, but not yet earned, the aggregate fair value of these shares was accounted for as a contra-equity account that is being amortized over the vesting term of the common stock award. As of September 30, 2012, 36,667 shares were earned, and 663,333 shares remained unvested. During the six months ended September 30, 2012, the Company amortized $9,000 of the fair value of the common stock and recognized as stock compensation in their statement of operations, and $180,000 remained unamortized as of the period then ended..

At September 30, 2012, options to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2012	2,100,000		$0.10
Granted	1,800,000		0.27
Exercised	(850,000)
Cancelled		$
Balance outstanding at September 30, 2012	3,050,000		$0.18
Balance exercisable at September 30, 2012	1,162,500	$

A summary of the Company’s stock option activity for the period ended September 30, 2012 is presented below:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price	Volatility

Options Outstanding, September 30, 2012	1,750,000	$0.10	$1.00	183.83%
	300,000	$0.27	$0.27	228.36%
	1,000,000	$0.28	$0.27	228.36%
	3,050,000
Vested, September 30, 2012	912,500	$0.10	$1.00	183.83%
	250,000	$0.28	$0.27	228.36%
	1,162,500

From inception through September 30, 2012, we had expensed total stock-based compensation of $1,552,803 and the remaining unamortized cost of the outstanding stock-based awards was $668,136. This cost will be amortized on a straight line basis over a weighted average remaining vesting period of 2 years and will be adjusted for subsequent changes in estimated forfeitures. Future option grants will increase the amount of compensation expense that will be recorded.

The intrinsic value of all outstanding stock options at September 30, 2012, was $1,052,500.

During the period ended September 30, 2012, the Company granted 200,000 options to employees and 1,600,000 options to consultants that expire ten years from date of grant. Assumptions used in valuing stock options granted during the six months ended September 30, 2012 are as follows: (i) volatility rate of 228%, (ii) discount rate of 4.3%, (iii) expected life of 10 years, and (iv) zero expected dividend yield.

5. EQUITY

2012 Stock Incentive Plan

The Company has adopted a stock option and incentive plan (the “2012 Stock Incentive Plan”). Pursuant to the terms of the 2012 Stock Incentive Plan, the exercise price for all equity awards issued under the 2012 Stock Incentive Plan is based on the market price per share of the Company’s common stock on the date of grant of the applicable award..

At March 31, 2012, options to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2011	-		$-
Granted	2,100,000		0.10
Exercised
Cancelled		$
Balance outstanding at March 31, 2012	2,100,000		$0.10
Balance exercisable at March 31, 2012	1,162,500	$

A summary of the Company’s stock option activity for the period ended March 31, 2012 is presented below:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price	Volatility

Options Outstanding, March 31, 2012	2,100,000	$0.10	$1.00	183.83%

Vested, March 31, 2012	-	$0.10	$1.00	183.83%

Through March 31, 2012, we had expensed total stock-based compensation of $979,880 and the remaining unamortized cost of the outstanding stock-based awards was $1,117,810. This cost will be amortized on a straight line basis over a weighted average remaining vesting period of 2 years and will be adjusted for subsequent changes in estimated forfeitures. Future option grants will increase the amount of compensation expense that will be recorded.

The intrinsic value of all outstanding stock options at March 31, 2012, was $3,129,000.

Assumptions used in valuing stock options granted during the year ended March 31, 2012 are as follows: (i) volatility rate of 228%, (ii) discount rate of 4.3%, (iii) expected life of 10 years, and (iv) zero expected dividend yield.

INCOME TAXES	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Income Taxes:
INCOME TAXES

6. INCOME TAXES

The Company has no tax provision for any period presented due to our history of operating losses. As of September 30, 2012, the Company had net operating loss carry forwards of approximately $2,616,792 that may be available to reduce future years' taxable income through 2028. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as management has determined that their realization is not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

6.  INCOME TAXES

The Company has no tax provision for any period presented due to our history of operating losses. As of March 31, 2012, the Company had net operating loss carry forwards of approximately $1,431,515 that may be available to reduce future years' taxable income through 2028. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as management has determined that their realization is not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Related Party Transactions and Lease Obligations Disclosure [Abstract]
Related Party Transactions and Lease Obligations Disclosure [Text Block]

7. RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS

Advance payment of related party lease

On April 23, 2012, the Company entered into a lease agreement (the “Sutter Lease”) with Sutter Buttes LLC (“Sutter Buttes”), pursuant to which the Company has agreed to lease from Sutter Buttes approximately 1,000 acres of land in Sutter County, California on which the Company intends to cultivate and harvest the stevia plant. The Sutter Lease begins on May 1, 2012 and expires on May 1, 2014 and the Company has paid the aggregate amount of all rent payments thereunder, totaling $250,000. One World Ranches and Sutter Buttes, the landlords under the Carlson Lease and the Sutter Lease, respectively, are each jointly-owned by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains.

The amount of all rent payments under the Sutter Lease of $250,000 was accounted for by the Company as an asset, under Advance payment of related party lease, and is being amortized over the term of the lease of 24 months. During the six months ended September 30, 2012, the Company recognized rent expense of $52,083 on the Sutter Lease. As of September 30, 2012, the unamortized Advance payment of the related party lease of $197,917 was allocated between current portion of $124,992 and noncurrent portion of $72,925.

Other related party lease obligations

Effective as of September 1, 2011, the Company entered into an unsecured lease agreement with World Ranches LLC (“One World Ranches”), which is jointly-owned by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains, for office and laboratory space located at 5225 Carlson Rd., Yuba City, CA 95993 for a term of five years expiring on September 1, 2016 at a rate of $1,000 per month. Effective as of January 1, 2012, the Company modified the lease agreement to provide for additional office and laboratory space for an additional $500 per month, for a total rental payment of $1,500 per month.

On April 23, 2012, the Company entered into a further lease agreement with One World Ranches, pursuant to which the Company has agreed to lease from One World Ranches certain office and laboratory space located at 5225 Carlson Road, Yuba City, California , which supersedes and replaces the prior lease (such current lease agreement, the “Carlson Lease”) . The Carlson Lease began on May 1, 2012 and expires on May 1, 2017, and the Company’s rent payments thereunder are $2,300 per month. The Company has paid $1,500 as a refundable security deposit under the Carlson Lease.

On August 18, 2012, the Company entered into a lease agreement (the “Sacramento Lease”) with Sacramento Valley Real Estate, which is jointly-owned by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains, pursuant to which the Company has agreed to lease space located at 33-800 Clark Avenue, Yuba City, California. The month to month lease began on August 20, 2012 and the Company’s rent payment is $1,000 per month. On August 22, 2012, the Company paid $1,000 as a refundable security deposit under the Sacramento lease.

Aggregate payments under the above leases for the six months ended September 30, 2012 and 2011 were $66,450 and $1,000, respectively.

7.  RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS

Effective as of September 1, 2011, the Company entered into an unsecured lease agreement with World Ranches LLC (“One World Ranches”), which is jointly-owned by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains, for office and laboratory space located at 5225 Carlson Rd., Yuba City, CA 95993 for a term of five years expiring on September 1, 2016 at a rate of $1,000 per month.  As of March 31, 2012, remaining payments due over the term of the lease agreement totaled $48,000.  Also refer to Note Note 9 - Subsequent Events.

Effective as of January 1, 2012, the Company modified the lease agreement to provide for additional office and laboratory space for an additional $500 per month, for a total rental payment of $1,500 per month.  As a result, as of March 31, 2012, the remaining payments due over the term of the lease agreement total $75,000.

As of the April 23, 2012 amendment to the lease agreement, the remaining scheduled minimum rental payments required for each of the five succeeding fiscal years are as follows:

2013	$26,800
2014	$27,600
2015	$27,600
2016	$27,600

SECURITY DEPOSIT	12 Months Ended
Mar. 31, 2012
Security Deposit:
SECURITY DEPOSIT

8.  SECURITY DEPOSIT

The Company has paid a refundable security deposit of $1,500 to One World Ranches under the lease agreement of the office and laboratory space located at 5225 Carlson Rd., Yuba City, CA. Also see to Note 10 – Lease Obligations.

SUBSEQUENT EVENT	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

8. SUBSEQUENT EVENT

On October 29, 2012, we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with two investors providing for the issuance and sale of an aggregate of $500,000 in convertible debentures and warrants to purchase 1,000,000 shares of our common stock, for proceeds to us of $500,000. The financing closed on November 1, 2012. After deducting for fees and expenses, the aggregate net proceeds from the sale of the debentures and warrants are expected to be approximately $445,000.

The debentures are non-interest bearing and mature on November 1, 2014. The debentures are convertible at the purchaser’s option into shares of the Company’s common stock (the “Conversion Shares”) at an initial conversion price of $0.50 per share, subject to adjustment for stock dividends and splits, subsequent rights offerings and pro rata distributions to the Company’s common stockholders. Upon the earlier of the effectiveness of a registration statement registering the Conversion Shares and Warrant Shares or the date the Conversion Shares and Warrant Shares may be sold pursuant to Rule 144 under the Securities Act of 1933 (the “Securities Act”) without volume or manner-of-sale restrictions (such earlier date, the “Trigger Date”), the conversion price of the debentures shall be reduced to the lesser of (i) the then conversion price or (ii) 90% of the average of the volume weighted average price of the Company’s common stock for the five trading days immediately prior to the Trigger Date, provided that the conversion price shall not be reduced to less than $0.35 per share (such adjusted conversion price, the “Reset Conversion Price”). The Company may force conversion of the debentures into Conversion Shares if, at any time following the Trigger Date, the volume weighted average price of the Company’s common stock for each of any five consecutive trading days exceeds 120% of the Reset Conversion Price. The debentures provide for certain restrictive covenants and events of default which, if any of them occurs, would permit or require the principal amount of the debentures to become or to be declared due and payable.

Each of the purchasers was issued a warrant to purchase up to a number of shares of the Company’s common stock equal to 100% of the Conversion Shares initially issuable to such purchaser pursuant to the Securities Purchase Agreement (the “Warrant Shares”). The warrants will have an initial exercise price of $0.70 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years. Effective upon the Trigger Date, the exercise price of the each warrant shall be reduced to the lesser of (i) the then exercise price or (ii) 110% of the Reset Conversion Price. The warrants are subject to adjustment for subsequent equity sales by the Company, as well as for stock dividends and splits, subsequent rights offerings and pro rata distributions to the Company’s common stockholders.

As a condition of the closing of the financing, the Company entered into a Registration Rights Agreement with the purchasers (the “Registration Rights Agreement”) pursuant to which the Company is obligated to file with the Securities and Exchange Commission one or more registration statements relating to the resale of Conversion Shares and Warrant Shares.

Dawson James Securities, Inc. (“Dawson”) acted as placement agent for the Financing. Pursuant to the terms of a Placement Agent Agreement entered into by the Company and Dawson on October 29, 2012, the Company agreed (a) to pay to Dawson placement agent fees equal to 8% of the aggregate purchase price paid by each purchaser, (b) to issue to Dawson warrants to purchase 8% of the aggregate number of Conversion Shares issued in the financing, and (c) to reimburse Dawson for certain expenses. The warrants issued to Dawson have the same terms as the warrant shares issued above.

Each of the warrants includes an anti-dilution provision that allows for the automatic reset of the exercise price upon any future sale of the Company’s common stock, warrants, options, convertible debt or any other equity-linked securities at an issuance, exercise or conversion price below the current exercise price of the warrants issued with the convertible debentures. The Company considered the current FASB guidance of “Determining Whether an Instrument Indexed to an Entity’s Own Stock” and determined that exercise price of the warrants are not a fixed amount because they are subject to fluctuation based on the occurrence of future offerings or events. As a result, the Company determined that the warrants are not considered indexed to the Company’s own stock and will characterize the initial fair value of these warrants as derivative liabilities upon issuance. The Company determined the aggregate initial fair value of the warrants issued to investors and placement agent to be approximately $500,000. These amounts were determined by management using a using a probability weighted average Black-Scholes Merton option pricing model. The Company will record a valuation discount of the same amount upon issuance of the notes and warrants and will amortize the valuation discount to interest expense over the life of the notes.

9. SUBSEQUENT EVENTS

On April 23, 2012, the Company entered into a lease agreement (the “Carlson Lease”) with One World Ranches, pursuant to which the Company has agreed to lease from One World Ranches certain office and laboratory space located at 5225 Carlson Road, Yuba City, California 95993.  The Carlson Lease begins on May 1, 2012 and expires on May 1, 2017 and the Company’s rent payments thereunder are $2,300 per month.  The Carlson Lease supersedes and replaces the commercial lease agreement previously entered by the Company for certain office and laboratory space at the same location. Also see Note 9 - Related Party Transactions.

On April 23, 2012, the Company entered into a lease agreement (the “Sutter Lease”) with Sutter Buttes LLC (“Sutter Buttes”), pursuant to which the Company has agreed to lease from Sutter Buttes approximately 1,000 acres of land in Sutter County, California on which the Company intends to cultivate and harvest the stevia plant.  The Sutter Lease begins on May 1, 2012 and expires on May 1, 2014 and the Company has paid the aggregate amount of all rent payments thereunder, totaling $250,000. One World Ranches and Sutter Buttes, the landlords under the Carlson Lease and the Sutter Lease, respectively, are each jointly-owned  by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains.

On May 24, 2012, the Company entered into note exchange agreements (each, a “Note Exchange Agreement”) with two holders of the Company’s outstanding promissory notes.  Such holders collectively hold eleven separate promissory notes for an aggregate principal amount of $196,800 that were issued by the Company on dates ranging from December 23, 2008 to October 26, 2011 and bear interest at a rate of 6.0% per annum.

Pursuant to the Note Exchange Agreements, at the closing on May 25, 2012 thereunder all principal and accrued but unpaid interest under each holder’s outstanding promissory notes, totaling approximately $214,008 was canceled in exchange for shares of the Company’s common stock issued at a conversion rate of $1.00 per share.

On May 22, 2012, the Company received an advance payment of $850,000 from the investor under the subscription agreement entered into on February 7, 2012 (the “Subscription Agreement”), which represents all remaining amounts owed by the investor under the Subscription Agreement.

Pursuant to the terms of the Subscription Agreement, the investor thereunder agreed to purchase from the Company an aggregate of 625,000 shares of common stock and convertible debentures with an aggregate principal amount of $625,000 in five tranches over a twelve month period beginning on March 1, 2012.  Prior to the Company’s receipt of the investor’s advance payment of $850,000, the investor had purchased common stock and convertible debentures under the Subscription Agreement for total proceeds to the Company of $400,000.  In connection with the investor’s advance payment, the Company has issued to the investor 425,000 shares of common stock and convertible debentures with the following principal amounts and exercise prices:  (i) a $50,000 debenture convertible into shares of common stock at a conversion price of $0.80; (ii) a $125,000 debenture convertible into shares of common stock at a conversion price of $0.95; (iii) a $125,000 debenture convertible into shares of common stock at a conversion price of $1.10; and (iv) a $125,000 debenture convertible into shares of common stock at a conversion price of $1.25; with the aggregate principal amount of all such convertible debentures totaling $425,000.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Summary Of Significant Accounting Policies:
Basis of Presentation

Basis of Presentation

The unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (the “U.S.”) for interim financial information and with the instructions to Securities and Exchange Commission (“SEC”) Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the U.S. for complete financial statements. The unaudited condensed financial statements contain all normal recurring accruals and adjustments that, in the opinion of the Company’s management, are necessary to present fairly the condensed financial position of the Company as of September 30, 2012, the unaudited condensed results of its operations for the three and six months ended September 30, 2012 and 2011, and the unaudited condensed cash flows for the six months ended September 30, 2012 and 2011.

Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

It is management's opinion that all adjustments necessary for the fair statement of the results for the interim period have been made. All adjustments are of normal recurring nature, or a description is included in these notes of the nature and amount of any adjustments other than normal recurring adjustments.

Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

It is management's opinion that all adjustments necessary for the fair statement of the results for the interim period have been made. All adjustments are of normal recurring nature, or a description is included in these notes of the nature and amount of any adjustments other than normal recurring adjustments.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying value of cash and accounts payable and accrued liabilities approximates their fair value because of the short maturity of these instruments. Unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Fair Value of Financial Instruments

The carrying value of cash and accounts payable and accrued liabilities approximates their fair value because of the short maturity of these instruments. Unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Income Taxes

Income Taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are recognized for the estimated tax consequences attributable to differences between the financial statement carrying values and their respective income tax basis (temporary differences). The effect on deferred income tax assets and liabilities of a change in tax rates is recognized as income (loss) in the period that includes the enactment date.

Income Taxes

The Company follows the liability method of accounting for income taxes.  Under this method, deferred income tax assets and liabilities are recognized for the estimated tax consequences attributable to differences between the financial statement carrying values and their respective income tax basis (temporary differences). The effect on deferred income tax assets and liabilities of a change in tax rates is recognized as income (loss) in the period that includes the enactment date.

Stock-Based Compensation

Stock-Based Compensation

The Company periodically issues stock options and warrants to employees and non-employees in capital raising transactions, for services and for financing costs. The Company accounts for share-based payments under the guidance as set forth in the Share-Based Payment Topic of the FASB Accounting Standards Codification (“ASC”), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees, officers, directors, and consultants, including employee stock options, based on estimated fair values. The Company estimates the fair value of share-based payment awards to employees and directors on the date of grant using an option-pricing model, and the value of the portion of the award that is ultimately expected to vest is recognized as expense over the required service period in the Company's Statements of Operations. The Company accounts for stock option and warrant grants issued and vesting to non-employees in accordance with the authoritative guidance whereas the value of the stock compensation is based upon the measurement date as determined at either a) the date at which a performance commitment is reached, or b) the date at which the necessary performance to earn the equity instruments is complete. Stock-based compensation is based on awards ultimately expected to vest and is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, as necessary, in subsequent periods if actual forfeitures differ from those estimates.

Stock-Based Compensation

The Company periodically issues stock options and warrants to employees and non-employees in capital raising transactions, for services and for financing costs. The Company accounts for share-based payments under the guidance as set forth in the Share-Based Payment Topic of the FASB Accounting Standards Codification (“ASC”), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees, officers, directors, and consultants, including employee stock options, based on estimated fair values. The Company estimates the fair value of share-based payment awards to employees and directors on the date of grant using an option-pricing model, and the value of the portion of the award that is ultimately expected to vest is recognized as expense over the required service period in the Company's Statements of Operations. The Company accounts for stock option and warrant grants issued and vesting to non-employees in accordance with the authoritative guidance whereas the value of the stock compensation is based upon the measurement date as determined at either a) the date at which a performance commitment is reached, or b) the date at which the necessary performance to earn the equity instruments is complete. Stock-based compensation is based on awards ultimately expected to vest and is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, as necessary, in subsequent periods if actual forfeitures differ from those estimates.

Basic and Diluted Loss Per Share

Basic and Diluted Loss Per Share

The Company computes loss per share in accordance with ASC 260, “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

As of September 30, 2012, the Company has no potential dilutive instruments and accordingly basic loss and diluted loss per share are the same. Options to acquire 3,050,000 shares of common stock and 1,193,773 common shares issuable under convertible note agreements at September 30, 2012 have been excluded from the calculation at September 30, 2012 as the effect would have been anti-dilutive. The company has also excluded 663,333 shares of common stock that were issued but unearned from its calculation at September 30, 2012 (see Note 5).

Basic and Diluted Loss Per Share

The Company computes loss per share in accordance with ASC 260, “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period.  Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

As of March 31, 2012, the Company has no potential dilutive instruments and accordingly basic loss and diluted loss per share are the same. Options to acquire 2,100,000 shares of common stock at March 31, 2012 and 786,058 common shares issuable under convertible note agreements have been excluded from the calculation at March 31, 2012 as the effect would have been anti-dilutive.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company’s management has evaluated the recently issued accounting pronouncements through the date of this report and has determined that their adoption will not have a material impact on the financial position, results of operations, or cash flows of the Company.

Recent Accounting Pronouncements

The Company’s management has evaluated the recently issued accounting pronouncements through the date of this report and has determined that their adoption will not have a material impact on the financial position, results of operations, or cash flows of the Company.

EQUITY (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Share-Based Compensation [Abstract]
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]

At September 30, 2012, options to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2012	2,100,000		$0.10
Granted	1,800,000		0.27
Exercised	(850,000)
Cancelled		$
Balance outstanding at September 30, 2012	3,050,000		$0.18
Balance exercisable at September 30, 2012	1,162,500	$

At March 31, 2012, options to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2011	-		$-
Granted	2,100,000		0.10
Exercised
Cancelled		$
Balance outstanding at March 31, 2012	2,100,000		$0.10
Balance exercisable at March 31, 2012	1,162,500	$

Stock option activity

A summary of the Company’s stock option activity for the period ended September 30, 2012 is presented below:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price	Volatility

Options Outstanding, September 30, 2012	1,750,000	$0.10	$1.00	183.83%
	300,000	$0.27	$0.27	228.36%
	1,000,000	$0.28	$0.27	228.36%
	3,050,000
Vested, September 30, 2012	912,500	$0.10	$1.00	183.83%
	250,000	$0.28	$0.27	228.36%
	1,162,500

A summary of the Company’s stock option activity for the period ended March 31, 2012 is presented below:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price	Volatility

Options Outstanding, March 31, 2012	2,100,000	$0.10	$1.00	183.83%

Vested, March 31, 2012	-	$0.10	$1.00	183.83%

RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS: Remaining scheduled minimum rental payments (Tables)	12 Months Ended
Mar. 31, 2012
Remaining Scheduled Minimum Rental Payments:
Remaining scheduled minimum rental payments

As of the April 23, 2012 amendment to the lease agreement, the remaining scheduled minimum rental payments required for each of the five succeeding fiscal years are as follows:

2013	$26,800
2014	$27,600
2015	$27,600
2016	$27,600

BUSINESS AND BASIS OF OPERATIONS (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012
Accumulated deficit	$ 2,616,792	$ 1,431,515

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:Basic and Diluted Loss Per Share (Details)	Sep. 30, 2012	Mar. 31, 2012
Stock Options To Purchase	3,050,000	2,100,000
Common Shares Issuable Under Convertible Note	1,193,773	786,058
Common Shares Issuable Unearned	663,333

NOTES PAYABLE (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended	57 Months Ended	63 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2012	Sep. 30, 2012	May 25, 2012
Promissory notes issued					$ 196,800	$ 196,800
Interest on Promissory notes					6.00%	6.00%
Aggregate principal of promissory notes canceled								196,800
Accrued But Unpaid Interest Notes Canceled								17,208
Per Share Note Exchange								$ 1
Shares Exchange Notes Canceled								214,800
Gain on settlement of debt	$ 0		$ 107,004				$ 107,004

CONVERTIBLE NOTES PAYABLE (Details) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Feb. 07, 2012
Discount on certain convertible debentures	$ 177,404
Stock and convertible debentures sold for cash			1,250,000
Common stock share amount			625,000
Convertible debenture amount			625,000
Debenture pursuant to Subscription Agreement			693,774
Proceeds from Convertible Debt	425,000	200,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%	6.00%
Interest Payable	25,308	19,130
Recievable Common Shares	1,193,773	786,058
Debt Instrument, Unamortized Discount	142,909	172,476
Interest Expense, Debt	29,567
Long-term Debt, Gross	625,000	450,000
Minimum [Member]
Debenture conversion price			$ 0.65
Maximum [Member]
Debenture conversion price			$ 1.25
Per Tranche [Member]
Convertible debenture amount			$ 250,000

EQUITY: Purchase common shares (Details) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Balance	2,100,000	0
Granted	1,800,000	2,100,000
Exercised	(850,000)
Balance	3,050,000	2,100,000
Balance	1,162,500	1,162,500
Weighted Average Exercise Price Balance	$ 0.1
Weighted Average Exercise Price Granted	$ 0.27	$ 0.1
Weighted Average Exercise Price Balance	$ 0.18	$ 0.1

EQUITY: Stock option activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Options Outstanding	3,050,000	2,100,000	0
Weighted Average Exercise Price, Options Outstanding	$ 0.18	$ 0.1
Volatility, Options Outstanding	228.00%	228.00%
Options vested	1,162,500
Stock Options 1 [Member]
Options Outstanding	1,750,000	2,100,000
Weighted Average Exercise Price, Options Outstanding	$ 0.1	$ 0.1
Weighted Average Grant Date Stock Price Options Outstanding	$ 1	$ 1
Volatility, Options Outstanding	183.83%	183.83%
Stock Options 2 [Member]
Options Outstanding	300,000
Weighted Average Exercise Price, Options Outstanding	$ 0.27
Weighted Average Grant Date Stock Price Options Outstanding	$ 0.27
Volatility, Options Outstanding	228.36%
Stock Options 3 [Member]
Options Outstanding	1,000,000
Weighted Average Exercise Price, Options Outstanding	$ 0.28
Weighted Average Grant Date Stock Price Options Outstanding	$ 0.27
Volatility, Options Outstanding	228.36%
Vested 1 [Member]
Options vested	912,500	0
Weighted Average Exercise Price, Vested	$ 0.1	$ 0.1
Weighted Average Grant-Date Stock Price, Vested	$ 1	$ 1
Volatility, Vested	183.83%	183.83%
Vested 2 [Member]
Options vested	250,000
Weighted Average Exercise Price, Vested	$ 0.28
Weighted Average Grant-Date Stock Price, Vested	$ 0.27
Volatility, Vested	228.36%

EQUITY (Details) (USD $)	6 Months Ended		9 Months Ended	12 Months Ended		57 Months Ended	63 Months Ended				6 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2008	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Sep. 30, 2012	Sep. 03, 2012	Aug. 31, 2012	May 14, 2012	Sep. 30, 2012 Employees [Member]	Sep. 30, 2012 Consultants [Member]	Sep. 30, 2012 Stock Incentive Plan 2012 [Member]	Sep. 30, 2012 Stock Incentive Plan 2012 [Member]	Sep. 30, 2012 Stock Incentive Plan 2012 [Member] Minimum [Member]	Sep. 30, 2012 Stock Incentive Plan 2012 [Member] Maximum [Member]
Total stock-based compensation expensed				$ 979,880			$ 1,552,803
Unamortized cost of outstanding stock-based awards				1,117,810			668,136
Weighted Average Remaining Vesting Period				2 years			2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	1,052,500			3,129,000		3,129,000	1,052,500
Volatility, Options Outstanding	228.00%			228.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Discount for Postvesting Restrictions	4.30%			4.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%			0.00%
Stock Issued During Period, Value, Issued for Cash	425,000			200,000
Option exercised for shares								500,000	250,000	100,000
Exercise price									$ 0.1	$ 0.1
Stock Issued During Period, Shares, New Issues													700,000
Common Stock Vesting Period															16 months	60 months
Stock Issued During Period, Value, New Issues			4,500										189,000
Common Shares Earned													36,667	36,667
Common Shares Remained Unvested													663,333	663,333
Stock based compensation	581,923			979,880		979,880	1,561,803							9,000
Remained Unamortized														180,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures											200,000	1,600,000
Option Exercised Price	$ 140,000

INCOME TAXES (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012
Net operating loss carry forwards	$ 2,616,792	$ 1,431,515

RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS: Remaining scheduled minimum rental payments (Details) (USD $)	Apr. 23, 2012
2013	$ 26,800
2014	27,600
2015	27,600
2016	$ 27,600

RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS (Details) (USD $)	1 Months Ended	12 Months Ended		57 Months Ended					6 Months Ended
	Aug. 31, 2012	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Sep. 30, 2012	Jan. 01, 2012	Sep. 30, 2011	Sep. 01, 2011	Sep. 30, 2012 Sutter Buttes Llc [Member]	Sep. 30, 2012 Sutter Lease [Member]	Mar. 31, 2012 Sutter Lease [Member]	Sep. 30, 2012 Carlson Lease [Member]	Aug. 22, 2012 Sacramento Lease [Member]	Mar. 31, 2012 Office and Laboratory [Member]	Jan. 01, 2012 Office and Laboratory [Member]
Lease agreement rent per month								$ 1,000
Payment Due For Lease Agreement		48,000		48,000
Lease agreement, increased rent, per month						1,500								75,000	500
Land lease agreement, aggregate rent amount					66,450		1,000
Payments for Rent									250,000	250,000
Area of Land											1,000
Lease Expiration Date										May 1, 2014
Related Party Rent		8,500	0	8,500						52,083
Due from Related Parties										197,917
Advance payment on related party lease, current					124,992					124,992
Advance payment on related party lease, net of current portion					72,925					72,925
Security deposit		1,500		1,500	2,500							1,500	1,000
Monthly Payments For Rent	$ 1,000

SECURITY DEPOSIT (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Security deposit	$ 2,500	$ 1,500

SUBSEQUENT EVENT (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2012	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Monthly Payments For Rent	$ 1,000
Notes Payable		0	196,800	81,800
Stock Issued During Period, Shares, Conversion of Convertible Securities		107,004
Proceeds from Convertible Debt		425,000	200,000
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants		500,000
Sutter Lease [Member]
Lease Expiration Date		May 1, 2014
Area of Land			1,000
Payments for Rent		250,000
Subsequent Event [Member]
Notes Payable			196,800
Issuance Date Of Promissory Notes Description			promissory notes issued by the Company on dates ranging from December 23, 2008 to October 26, 2011
Accounts Payable, Interest-bearing, Interest Rate			6.00%
Stock Issued During Period Value For Debt			214,008
Stock Issued During Period Value Per Share For Debt			$ 1
Proceeds from Convertible Debt		500,000
Warrants To Purchase Of Common Stock		1,000,000
Proceeds from Issuance or Sale of Equity		445,000
Subsequent Event, Description		Pursuant to the terms of a Placement Agent Agreement entered into by the Company and Dawson on October 29, 2012, the Company agreed (a) to pay to Dawson placement agent fees equal to 8% of the aggregate purchase price paid by each purchaser, (b) to issue to Dawson warrants to purchase 8% of the aggregate number of Conversion Shares issued in the financing, and (c) to reimburse Dawson for certain expenses.
Subsequent Event [Member] | Warrant [Member]
Reset Conversion Price		110.00%
Conversion Shares Issuable To Purchaser Percentage		100.00%
Warrants Exercise Price		$ 0.7
Subsequent Event [Member] | Debentures [Member]
Debt Instrument, Convertible, Conversion Price		$ 0.5
Debt Instrument, Maturity Date		Nov 1, 2014
Debt Instrument, Description		the conversion price of the debentures shall be reduced to the lesser of (i) the then conversion price or (ii) 90% of the average of the volume weighted average price of the Company's common stock for the five trading days immediately prior to the Trigger Date, provided that the conversion price shall not be reduced to less than $0.35 per share (such adjusted conversion price, the "Reset Conversion Price")
Reset Conversion Price		120.00%
Subsequent Event [Member] | Subscription Agreement [Member]
Advances Received From Investors			850,000
Shares and Debentures Issued To Investors			625,000
Value Of Shares and Debentures Issued To Investors			625,000
Proceeds From Issuance Of Shares and Debentures To Investors			400,000
Stock Issued During Period, Shares, Conversion of Convertible Securities			425,000
Subsequent Event [Member] | Subscription Agreement [Member] | Conversion Price One [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities			50,000
Debt Instrument, Convertible, Conversion Price			$ 0.8
Subsequent Event [Member] | Subscription Agreement [Member] | Conversion Price Two [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities			125,000
Debt Instrument, Convertible, Conversion Price			$ 0.95
Subsequent Event [Member] | Subscription Agreement [Member] | Conversion Price Three [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities			125,000
Debt Instrument, Convertible, Conversion Price			$ 1.1
Subsequent Event [Member] | Subscription Agreement [Member] | Conversion Price Four [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities			125,000
Debt Instrument, Convertible, Conversion Price			$ 1.25
Subsequent Event [Member] | Carlson Lease [Member]
Lease Expiration Date			May 1, 2017
Monthly Payments For Rent			2,300
Area of Land			1,000
Subsequent Event [Member] | Sutter Lease [Member]
Lease Expiration Date			May 1, 2014
Payments for Rent			$ 250,000